Stock-Based Compensation - Summary of Nucor's Restricted Stock Awards and Units Under AIP and LTIP (Detail) (AIP and LTIP [Member], USD $)
In Thousands, except Per Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
AIP and LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year, Shares	72	94	141
Granted, Shares	122	122	118
Vested, Shares	(121)	(144)	(165)
Canceled, Shares
Unvested at end of year, Shares	73	72	94
Shares reserved for future grants	1,238	1,360	1,482
Unvested at beginning of year, Grant Date Fair Value	$ 43.72	$ 42.46	$ 44.62
Granted, Grant Date Fair Value	$ 47.36	$ 42.20	$ 46.41
Vested, Grant Date Fair Value	$ 46.32	$ 41.62	$ 47.13
Canceled, Grant Date Fair Value
Unvested at end of year, Grant Date Fair Value	$ 45.49	$ 43.72	$ 42.46